Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Matures within one year:
Corporate bonds	56,928	89	(5)	57,012
Government bonds	21,839	11	-	21,850
	78,767	100	(5)	78,862
Matures after one year:
Corporate bonds	175,723	1,334	(162)	176,895
Government bonds	5,941	105	-	6,046
	181,664	1,439	(162)	182,941
	260,431	1,539	(167)	261,803

Summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of December 31, 2024:

Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Matures within one year:
Corporate bonds	28,718	74	-	28,792
Government bonds	2,020	1	-	2,021
	30,738	75	-	30,813
Matures after one year:
Corporate bonds	80,144	366	(306)	80,204
Government bonds	6,864	47	-	6,911
	87,008	413	(306)	87,115
	117,746	488	(306)	117,928

Schedule of amortized cost and estimated fair value of marketable securities classified by the maturity date listed on the security
	December 31, 2025
	Amortized Cost	Fair Value
	U.S. Dollars (in thousands)
Due within one year	78,767	78,862
Due after one through five years	181,664	182,941
Total marketable securities	260,431	261,803

	December 31, 2024
	Amortized Cost	Fair Value
	U.S. Dollars (in thousands)
Due within one year	30,738	30,813
Due after one through five years	87,008	87,115
Total marketable securities	117,746	117,928

Schedule of estimated fair value and gross unrealized holding losses of marketable securities, aggregated by investment instrument and period of time in an unrealized loss position
	In Unrealized Loss Position For Less Than 12 Months		In Unrealized Loss Position For Greater Than 12 Months
December 31, 2025	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss

Corporate bonds	70,601	(167)	712	-
Government bonds	-	-	-	-
	70,601	(167)	712	-

	In Unrealized Loss Position For Less Than 12 Months		In Unrealized Loss Position For Greater Than 12 Months
December 31, 2024	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss

Corporate bonds	34,083	(306)	-	-
Government bonds	-	-	-	-
	34,083	(306)	-	-